BlackRock Capital Appreciation Portfolio
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
TransDigm Group, Inc.
(a)
............... 7,824 $ 5,097,649
Automobiles — 2.6%
Tesla, Inc.
(a)
........................ 5,657 6,095,983
Capital Markets — 4.8%
KKR & Co., Inc. ..................... 59,682 3,489,607
S&P Global, Inc. .................... 18,611 7,633,860
11,123,467
Chemicals — 2.5%
Linde plc ......................... 10,265 3,278,949
Sherwin-Williams Co. (The) ............. 9,644 2,407,335
5,686,284
Containers & Packaging — 0.5%
Ball Corp. ......................... 12,744 1,146,960
Electronic Equipment, Instruments & Components — 1.4%
Zebra Technologies Corp., Class A
(a)
....... 8,003 3,310,841
Entertainment — 1.1%
Netflix, Inc.
(a)
....................... 6,804 2,548,710
Health Care Equipment & Supplies — 2.4%
(a)
Align Technology, Inc. ................. 8,817 3,844,212
Intuitive Surgical, Inc. ................. 5,326 1,606,748
5,450,960
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc. ............... 5,125 2,613,596
Hotels, Restaurants & Leisure — 4.0%
Chipotle Mexican Grill, Inc.
(a)
............ 3,186 5,040,348
Domino's Pizza, Inc. .................. 5,231 2,129,069
Evolution AB
(b)(c)
..................... 21,356 2,172,638
9,342,055
Industrial Conglomerates — 0.9%
Roper Technologies, Inc. ............... 4,310 2,035,311
Interactive Media & Services — 9.9%
(a)
Alphabet, Inc., Class A ................ 4,528 12,593,953
Match Group, Inc. ................... 31,204 3,393,123
Meta platforms, Inc., Class A ............ 10,433 2,319,882
Snap, Inc., Class A ................... 130,742 4,705,404
23,012,362
Internet & Direct Marketing Retail — 10.5%
(a)
Amazon.com, Inc. ................... 6,567 21,408,091
Etsy, Inc. ......................... 23,567 2,928,907
24,336,998
IT Services — 7.2%
Mastercard , Inc., Class A ............... 11,868 4,241,386
MongoDB, Inc.
(a)
.................... 6,476 2,872,689
Snowflake, Inc., Class A
(a)
.............. 12,932 2,963,109
Visa, Inc., Class A
(d)
.................. 29,981 6,648,886
16,726,070
Life Sciences Tools & Services — 4.1%
10X Genomics, Inc., Class A
(a)
........... 4,969 377,992
Danaher Corp. ..................... 14,735 4,322,217
Lonza Group AG (Registered) ........... 3,369 2,441,191
Thermo Fisher Scientific, Inc. ............ 4,175 2,465,964
9,607,364
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 2.7%
EQT Corp.
(a)
....................... 52,477 $ 1,805,734
Pioneer Natural Resources Co. .......... 17,548 4,387,526
6,193,260
Personal Products — 0.6%
Olaplex Holdings, Inc.
(a)(d)
.............. 81,515 1,274,080
Pharmaceuticals — 2.3%
Eli Lilly & Co. ...................... 5,292 1,515,470
Zoetis, Inc. ........................ 20,544 3,874,393
5,389,863
Professional Services — 0.6%
TransUnion ........................ 12,829 1,325,749
Semiconductors & Semiconductor Equipment — 9.4%
Applied Materials, Inc. ................ 10,171 1,340,538
ASML Holding NV (Registered), NYRS ..... 9,661 6,452,872
Marvell Technology, Inc. ............... 78,553 5,633,035
NVIDIA Corp. ...................... 30,894 8,429,737
21,856,182
Software — 19.8%
Adobe, Inc.
(a)
....................... 7,753 3,532,422
Bill.com Holdings, Inc.
(a)
............... 8,705 1,974,207
Crowdstrike Holdings, Inc., Class A
(a)
....... 6,587 1,495,776
Intuit, Inc. ......................... 18,655 8,970,070
Microsoft Corp. ..................... 79,044 24,370,056
ServiceNow , Inc.
(a)
................... 9,807 5,461,420
45,803,951
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. ........................ 51,843 9,052,306
Textiles, Apparel & Luxury Goods — 4.4%
LVMH Moet Hennessy Louis Vuitton SE ..... 6,452 4,605,433
NIKE, Inc., Class B .................. 40,855 5,497,449
10,102,882
Total Common Stocks — 98.9%
(Cost: $155,099,221) .............................. 229,132,883
Preferred Stocks
Media — 0.7%
Bytedance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,164,993)
(e)(f)
................ 10,632 1,712,896
Total Preferred Stocks — 0.7%
(Cost: $1,164,993) ............................... 1,712,896
Total Long-Term Investments — 99.6%
(Cost: $156,264,214) .............................. 230,845,779
Short-Term Securities
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% .................... 26,421 26,421
SL Liquidity Series, LLC, Money Market Series,
0.42%
( i )
........................ 6,941,449 6,939,366
Total Short-Term Securities — 3.0%
(Cost: $6,964,674) ............................... 6,965,787
Total Investments — 102.6%
(Cost: $163,228,888 ) .............................. 237,811,566
Liabilities in Excess of Other Assets — (2.6)% ............. (6,019,214)
Net Assets — 100.0% ............................... $ 231,792,352

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,712,896, representing 0.74% of its net assets as of period end, and an original cost of $1,164,993.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 455,338 $ — $ (428,917) $ — $ — $ 26,421 26,421 $ 28 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 3,737,027 3,204,409 — (3,182) 1,112 6,939,366 6,941,449 2,434
(b)
—
$ (3,182) $ 1,112 $ 6,965,787 $ 2,462 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviation
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,097,649 $ — $ — $ 5,097,649
Automobiles .......................................... 6,095,983 — — 6,095,983
Capital Markets ........................................ 11,123,467 — — 11,123,467
Chemicals ............................................ 5,686,284 — — 5,686,284
Containers & Packaging .................................. 1,146,960 — — 1,146,960
Electronic Equipment, Instruments & Components ................. 3,310,841 — — 3,310,841
Entertainment ......................................... 2,548,710 — — 2,548,710
Health Care Equipment & Supplies ........................... 5,450,960 — — 5,450,960
Health Care Providers & Services ............................ 2,613,596 — — 2,613,596
Hotels, Restaurants & Leisure .............................. 7,169,417 2,172,638 — 9,342,055
Industrial Conglomerates .................................. 2,035,311 — — 2,035,311
Interactive Media & Services ............................... 23,012,362 — — 23,012,362
Internet & Direct Marketing Retail ............................ 24,336,998 — — 24,336,998
IT Services ........................................... 16,726,070 — — 16,726,070
Life Sciences Tools & Services .............................. 7,166,173 2,441,191 — 9,607,364
Oil, Gas & Consumable Fuels ............................... 6,193,260 — — 6,193,260
Personal Products ...................................... 1,274,080 — — 1,274,080
Pharmaceuticals ....................................... 5,389,863 — — 5,389,863
Professional Services .................................... 1,325,749 — — 1,325,749
Semiconductors & Semiconductor Equipment .................... 21,856,182 — — 21,856,182
Software ............................................. 45,803,951 — — 45,803,951
Technology Hardware, Storage & Peripherals .................... 9,052,306 — — 9,052,306
Textiles, Apparel & Luxury Goods ............................ 5,497,449 4,605,433 — 10,102,882
Preferred Stocks ......................................... — — 1,712,896 1,712,896
Short-Term Securities ....................................... 26,421 — — 26,421
$ 219,940,042 $ 9,219,262 $ 1,712,896 $ 230,872,200

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
..................................... 6,939,366
$ —
$ 237,811,566
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.